STOCKHOLDERS’ EQUITY (Details Narrative) £ / shares in Units, $ / shares in Units, $ in Thousands, £ in Millions								6 Months Ended
	Apr. 15, 2021 USD ($) shares	Apr. 15, 2021 GBP (£) shares	Mar. 22, 2021 USD ($) $ / shares shares	Jul. 08, 2020 USD ($) $ / shares shares	Jul. 08, 2020 GBP (£) shares	Feb. 18, 2020 USD ($) $ / shares shares	Feb. 18, 2020 GBP (£) shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Mar. 22, 2021 £ / shares shares	Jul. 08, 2020 £ / shares	Feb. 18, 2020 £ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of common stock | $	$ 2,000			$ 9,700		$ 28,600		$ 24,800	$ 23,129
Payments of stock issuance costs | $				$ 9,000		$ 27,200
Number of common stock issued	1,300,000	1,300,000	31,000,000	21,898,400	21,898,400	44,000,000	44,000,000
Shares issued per share | $ / shares				$ 0.44		$ 0.65
Warrants issuance, description			assumed 240,000 units to purchase the Company’s common stock and warrants			A warrant was also issued on the basis of one share for every two common shares issued	A warrant was also issued on the basis of one share for every two common shares issued
Warrants exercise price | $ / shares			$ 1.51			$ 1.37
Warrants and Rights Outstanding, Term						5 years						5 years
Representative units			240,000
Units description			Each unit is for 8.28465 common shares and a warrant to purchase 3.76575 common share at a price of $1.39 per common share
Stock exercisable date			Aug. 28, 2023
Proceeds from Issuance of Warrants | $			$ 3,215						3,270
Unrecognized stock-based compensation expense | $								$ 67
Stock based compensation recognition, period								11 months 12 days
2015 Long Term Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Percentage of common shares issued								10.00%
Number of shares available for issuance								17,613,009
Options to purchase shares								417,088
Share price of option | $ / shares								$ 0.0034
Number of shares vested								166,667
Stock based compensation expense | $								$ 85	$ 139
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common stock issued			4,300,000
Warrants exercise price | (per share)						$ 1.37						£ 100
Warrants and Rights Outstanding, Term						5 years						5 years
Proceeds from Issuance of Warrants | $			$ 1,037			$ 3,270
Number of warrants issued						22,000,000	22,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common stock issued			16,300,000					17,685,012	44,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			7,530,000							7,530,000
LOAC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of common stock | $			$ 25,000
Payments of stock issuance costs | $			$ 23,000
Number of common stock issued			16,400,000
Warrants exercise price | $ / shares			$ 1.51
LOAC [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price | $ / shares			$ 1.53
LOAC [Member] | Public Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants issued			4,000,000.0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			15,100,000							15,100,000
LOAC Shareholders [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of common stock | $			$ 11,500
Payments of stock issuance costs | $			$ 7,700
Shares issued per share | $ / shares			$ 1.51
GBP [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of common stock | £		£ 1.4			£ 7.7		£ 22.0
Payments of stock issuance costs | £					£ 7.1		£ 20.9
Shares issued per share | £ / shares											£ 35	£ 50
Warrants exercise price | £ / shares										£ 1.10		£ 100
GBP [Member] | LOAC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued per share | £ / shares										1.10
Warrants exercise price | £ / shares										1.10
GBP [Member] | LOAC [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price | £ / shares										£ 1.10